Employee Benefit Plan, Reconciliation of Financial Statement to Form 5500	12 Months Ended
Dec. 31, 2025
EBP, Reconciliation of Financial Statement to Form 5500 [Abstract]
EBP, Reconciliation of Financial Statement to Form 5500	Reconciliation of Financial Statements to Form 5500
The following represents a reconciliation between the amounts shown on the accompanying financial statements and the amounts reported in the Plan’s Form 5500.

Net assets available for benefits

	2025	2024
Net assets available for benefits per the financial statements	$1,065,069	$989,656
Less benefits payable at end of year	(225)	(372)
Net assets available for benefits per the Plan’s Form 5500	$1,064,844	$989,284

Participant benefits

2025
Benefit payments per the financial statements	$143,129
Less benefits payable at beginning of year	(372)
Add benefits payable at end of year	225
Benefit payments per the Plan’s Form 5500	$142,982

Amounts allocated to withdrawing participants are recorded on the Form 5500 for benefit claims that have been processed and approved for payment prior to year-end, but not yet paid as of that date.